Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000070601
Shareholder Report [Line Items]
Fund Name	Cambiar International Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	CAMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Cambiar International Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar International Equity Fund, Institutional Class Shares	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

International equities have been the surprise asset class over the past year, easily outperforming their U.S. counterparts. The Cambiar International Equity Fund posted strong absolute returns for the trailing one-year period, while falling short of the MSCI EAFE Index.

At a sector level, Financials registered exceptionally strong returns for the period, with the Fund’s European bank holdings leading to the upside. After years of low (even negative) interest rates, EU banks have rallied in response to a steepening yield curve, growing net interest income and higher loan growth. Despite their strong price gains, Fund holdings such as Barclays and Bank of Ireland continue to trade at less than 1x book value – thus continuing to offer an attractive risk/reward.

Other notable positive contributors included Mitsubishi Estate (Real Estate), Nintendo (strong demand for the company’s new Switch 2 gaming console), and select holdings within the Technology sector. While not as plentiful as in the U.S., there are a number of leading-edge technology companies that have benefitted from the boom in AI investments. Two such examples are Cambiar holdings Taiwan Semiconductor and ASML. Taiwan Semi makes the Nvidia chips, while ASML is the global leader in the production of lithography machines (which are used to manufacture semiconductor chips).

The Fund incurred more challenged stock performance within the Consumer Discretionary and Industrial sectors. Individual laggards included Bunzl, Nidec Corporation, Puma and Shimano. We subsequently moved on from Nidec and Puma by the end of the reporting period, while continuing to hold Bunzl and Shimano.

Is the outperformance for international markets a short blip in the U.S. exceptionalism trade, or the beginning of a more durable shift in market leadership? While hesitant to make predictions of this nature, we believe that the risk/reward for international equities remains favorable. In contrast to many U.S. stocks that are trading at/near peak valuations on peak earnings, the international space offers the potential for both multiple expansion and earnings growth. While remaining mindful of relevant macro considerations, our team is focused on constructing a diversified portfolio of high quality businesses that are trading at reasonable valuations.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Cambiar International Equity Fund, Institutional Class Shares	MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†
Apr/15	$10,000	$10,000
Apr/16	$9,470	$9,068
Apr/17	$10,026	$10,092
Oct/17	$11,259	$11,176
Oct/18	$10,175	$10,410
Oct/19	$10,784	$11,560
Oct/20	$9,496	$10,766
Oct/21	$12,081	$14,446
Oct/22	$8,901	$11,124
Oct/23	$9,957	$12,726
Oct/24	$12,315	$15,648
Oct/25	$14,702	$19,252

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Cambiar International Equity Fund, Institutional Class Shares	19.38%	9.14%	4.30%
MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 132,934,055
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 805,877
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$132,934,055	47	$805,877	48%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.6%
Short-Term Investment	1.5%
Denmark	1.9%
Hong Kong	2.0%
Taiwan	2.1%
Belgium	3.4%
Switzerland	5.2%
Netherlands	5.7%
Singapore	7.7%
Germany	7.8%
France	7.9%
Ireland	8.3%
United Kingdom	16.6%
Japan	20.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ING Groep	3.3%
Grab Holdings, Cl A	2.8%
AstraZeneca ADR	2.8%
DBS Group Holdings	2.7%
Bank of Ireland Group	2.6%
Nintendo	2.5%
Barclays	2.5%
SSE	2.5%
Sony Group	2.5%
ASML Holding, Cl G	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000015898
Shareholder Report [Line Items]
Fund Name	Cambiar International Equity Fund
Class Name	Investor Class Shares
Trading Symbol	CAMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Cambiar International Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar International Equity Fund, Investor Class Shares	$112	1.02%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

International equities have been the surprise asset class over the past year, easily outperforming their U.S. counterparts. The Cambiar International Equity Fund posted strong absolute returns for the trailing one-year period, while falling short of the MSCI EAFE Index.

At a sector level, Financials registered exceptionally strong returns for the period, with the Fund’s European bank holdings leading to the upside. After years of low (even negative) interest rates, EU banks have rallied in response to a steepening yield curve, growing net interest income and higher loan growth. Despite their strong price gains, Fund holdings such as Barclays and Bank of Ireland continue to trade at less than 1x book value – thus continuing to offer an attractive risk/reward.

Other notable positive contributors included Mitsubishi Estate (Real Estate), Nintendo (strong demand for the company’s new Switch 2 gaming console), and select holdings within the Technology sector. While not as plentiful as in the U.S., there are a number of leading-edge technology companies that have benefitted from the boom in AI investments. Two such examples are Cambiar holdings Taiwan Semiconductor and ASML. Taiwan Semi makes the Nvidia chips, while ASML is the global leader in the production of lithography machines (which are used to manufacture semiconductor chips).

The Fund incurred more challenged stock performance within the Consumer Discretionary and Industrial sectors. Individual laggards included Bunzl, Nidec Corporation, Puma and Shimano. We subsequently moved on from Nidec and Puma by the end of the reporting period, while continuing to hold Bunzl and Shimano.

Is the outperformance for international markets a short blip in the U.S. exceptionalism trade, or the beginning of a more durable shift in market leadership? While hesitant to make predictions of this nature, we believe that the risk/reward for international equities remains favorable. In contrast to many U.S. stocks that are trading at/near peak valuations on peak earnings, the international space offers the potential for both multiple expansion and earnings growth. While remaining mindful of relevant macro considerations, our team is focused on constructing a diversified portfolio of high quality businesses that are trading at reasonable valuations.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Cambiar International Equity Fund, Investor Class Shares	MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†
Apr/15	$10,000	$10,000
Apr/16	$9,455	$9,068
Apr/17	$9,998	$10,092
Oct/17	$11,219	$11,176
Oct/18	$10,123	$10,410
Oct/19	$10,718	$11,560
Oct/20	$9,425	$10,766
Oct/21	$11,982	$14,446
Oct/22	$8,817	$11,124
Oct/23	$9,861	$12,726
Oct/24	$12,181	$15,648
Oct/25	$14,528	$19,252

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Cambiar International Equity Fund, Investor Class Shares	19.27%	9.04%	4.18%
MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 132,934,055
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 805,877
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$132,934,055	47	$805,877	48%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.6%
Short-Term Investment	1.5%
Denmark	1.9%
Hong Kong	2.0%
Taiwan	2.1%
Belgium	3.4%
Switzerland	5.2%
Netherlands	5.7%
Singapore	7.7%
Germany	7.8%
France	7.9%
Ireland	8.3%
United Kingdom	16.6%
Japan	20.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ING Groep	3.3%
Grab Holdings, Cl A	2.8%
AstraZeneca ADR	2.8%
DBS Group Holdings	2.7%
Bank of Ireland Group	2.6%
Nintendo	2.5%
Barclays	2.5%
SSE	2.5%
Sony Group	2.5%
ASML Holding, Cl G	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000015896
Shareholder Report [Line Items]
Fund Name	Cambiar Opportunity Fund
Class Name	Institutional Class Shares
Trading Symbol	CAMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Cambiar Opportunity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Opportunity Fund, Institutional Class Shares	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

U.S. equity markets continued to move higher over the past twelve months, overcoming a rather sharp drawdown in response to the initial tariff rollouts (i.e., Liberation Day). Investors remain enamored by all things AI, with mega-cap hyperscaler businesses and semiconductors leading to the upside. Value stocks also participated in the market upswing, with the expanding market breadth providing additional fuel to the rally.

The Cambiar Opportunity Fund posted a solid gain for the trailing one-year period, while falling short of the benchmark. Security selection within Industrials was a notable value-add, with Airbus, Uber Technologies and RTX Corporation all registering strong returns. Uber has been a particularly notable positive contributor for the Fund in recent years, as the company has continued to gain market share that is converting to strong free cashflow. Additional individual highlights included Amazon and TJX Companies in the Consumer Discretionary sector.

The Fund’s higher allocation to the lagging Healthcare sector was a drag on return for the period, as gains from Waters Corporation and Labcorp Holdings were overshadowed by declines in managed care providers Centene and Elevance. Healthcare insurers have had to reduce earnings guidance in recent quarters due to elevated medical utilization within the Medicaid segment of their business – i.e., participants fearful of losing coverage increased their doctor visits beyond projections made by the companies. Earnings remedies include higher pricing, better utilization management and cost cuts. We believe Elevance and Centene have the potential to generate strong returns in the coming years if they are able to show a recovery in earnings/margins as we anticipate.

While not at euphoric levels, equity markets reflect an abundance of optimism and heightened expectations. Upside participation has begun to broaden beyond the tech leaders, although outperforming sectors such as Industrials and Utilities are largely tied to the AI infrastructure buildout trend. How long the AI capex trade can continue to shoulder the load is a key question; that said, management teams in big tech view AI to be existential to their future, and thus for now remain committed to their capex plans.

The Cambiar team remains focused on our core objective of providing attractive risk-adjusted returns by attaching to well-managed, wide moat businesses that are trading at reasonable valuations. Portfolio construction continues to emphasize diversification and a prudent balance of offense and defense. We remain active in trimming exposures where the risk/reward appears stretched vs. historical peak/trough levels, and deploying capital to new investments that meet our quality and valuation criteria.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Cambiar Opportunity Fund, Institutional Class Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 1000 Value Benchmark Index (USD) (TR)Footnote Reference*	S&P 500 Index (USD) (TR)Footnote Reference*
Apr/15	$10,000	$10,000	$10,000	$10,000
Apr/16	$9,762	$9,982	$9,960	$10,121
Apr/17	$11,298	$11,837	$11,608	$11,934
Oct/17	$12,303	$12,893	$12,242	$13,020
Oct/18	$12,057	$13,744	$12,613	$13,977
Oct/19	$13,680	$15,598	$14,027	$15,979
Oct/20	$14,649	$17,181	$12,966	$17,531
Oct/21	$20,472	$24,723	$18,640	$25,054
Oct/22	$18,925	$20,639	$17,335	$21,393
Oct/23	$19,772	$22,369	$17,359	$23,563
Oct/24	$25,523	$30,837	$22,736	$32,521
Oct/25	$27,973	$37,255	$25,270	$39,497

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Cambiar Opportunity Fund, Institutional Class Shares	9.60%	13.81%	10.89%
Russell 3000 Index (USD) (TR)Footnote Reference*	20.81%	16.74%	14.08%
Russell 1000 Value Benchmark Index (USD) (TR)Footnote Reference*	11.15%	14.28%	9.97%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 318,436,265
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,739,340
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$318,436,265	41	$1,739,340	49%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Technology	0.1%
Short-Term Investment	1.1%
Real Estate	1.7%
Utilities	3.2%
Materials	3.3%
Communication Services	3.4%
Energy	5.1%
Information Technology	8.1%
Consumer Staples	8.5%
Consumer Discretionary	12.8%
Health Care	15.7%
Financials	17.0%
Industrials	19.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Amazon.com	3.8%
Uber Technologies	3.6%
Alphabet, Cl A	3.4%
Amrize Ltd	3.3%
Elevance Health	3.2%
JPMorgan Chase	3.2%
Sempra	3.2%
Chevron	3.1%
Union Pacific	3.0%
Delta Air Lines	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000015897
Shareholder Report [Line Items]
Fund Name	Cambiar Opportunity Fund
Class Name	Investor Class Shares
Trading Symbol	CAMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Cambiar Opportunity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Opportunity Fund, Investor Class Shares	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

U.S. equity markets continued to move higher over the past twelve months, overcoming a rather sharp drawdown in response to the initial tariff rollouts (i.e., Liberation Day). Investors remain enamored by all things AI, with mega-cap hyperscaler businesses and semiconductors leading to the upside. Value stocks also participated in the market upswing, with the expanding market breadth providing additional fuel to the rally.

The Cambiar Opportunity Fund posted a solid gain for the trailing one-year period, while falling short of the benchmark. Security selection within Industrials was a notable value-add, with Airbus, Uber Technologies and RTX Corporation all registering strong returns. Uber has been a particularly notable positive contributor for the Fund in recent years, as the company has continued to gain market share that is converting to strong free cashflow. Additional individual highlights included Amazon and TJX Companies in the Consumer Discretionary sector.

The Fund’s higher allocation to the lagging Healthcare sector was a drag on return for the period, as gains from Waters Corporation and Labcorp Holdings were overshadowed by declines in managed care providers Centene and Elevance. Healthcare insurers have had to reduce earnings guidance in recent quarters due to elevated medical utilization within the Medicaid segment of their business – i.e., participants fearful of losing coverage increased their doctor visits beyond projections made by the companies. Earnings remedies include higher pricing, better utilization management and cost cuts. We believe Elevance and Centene have the potential to generate strong returns in the coming years if they are able to show a recovery in earnings/margins as we anticipate.

While not at euphoric levels, equity markets reflect an abundance of optimism and heightened expectations. Upside participation has begun to broaden beyond the tech leaders, although outperforming sectors such as Industrials and Utilities are largely tied to the AI infrastructure buildout trend. How long the AI capex trade can continue to shoulder the load is a key question; that said, management teams in big tech view AI to be existential to their future, and thus for now remain committed to their capex plans.

The Cambiar team remains focused on our core objective of providing attractive risk-adjusted returns by attaching to well-managed, wide moat businesses that are trading at reasonable valuations. Portfolio construction continues to emphasize diversification and a prudent balance of offense and defense. We remain active in trimming exposures where the risk/reward appears stretched vs. historical peak/trough levels, and deploying capital to new investments that meet our quality and valuation criteria.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Cambiar Opportunity Fund, Investor Class Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 1000 Value Benchmark Index (USD) (TR)Footnote Reference*	S&P 500 Index (USD) (TR)Footnote Reference*
Apr/15	$10,000	$10,000	$10,000	$10,000
Apr/16	$9,739	$9,982	$9,960	$10,121
Apr/17	$11,240	$11,837	$11,608	$11,934
Oct/17	$12,229	$12,893	$12,242	$13,020
Oct/18	$11,964	$13,744	$12,613	$13,977
Oct/19	$13,557	$15,598	$14,027	$15,979
Oct/20	$14,493	$17,181	$12,966	$17,531
Oct/21	$20,207	$24,723	$18,640	$25,054
Oct/22	$18,642	$20,639	$17,335	$21,393
Oct/23	$19,437	$22,369	$17,359	$23,563
Oct/24	$25,043	$30,837	$22,736	$32,521
Oct/25	$27,388	$37,255	$25,270	$39,497

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Cambiar Opportunity Fund, Investor Class Shares	9.36%	13.57%	10.67%
Russell 3000 Index (USD) (TR)Footnote Reference*	20.81%	16.74%	14.08%
Russell 1000 Value Benchmark Index (USD) (TR)Footnote Reference*	11.15%	14.28%	9.97%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 318,436,265
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,739,340
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$318,436,265	41	$1,739,340	49%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Technology	0.1%
Short-Term Investment	1.1%
Real Estate	1.7%
Utilities	3.2%
Materials	3.3%
Communication Services	3.4%
Energy	5.1%
Information Technology	8.1%
Consumer Staples	8.5%
Consumer Discretionary	12.8%
Health Care	15.7%
Financials	17.0%
Industrials	19.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Amazon.com	3.8%
Uber Technologies	3.6%
Alphabet, Cl A	3.4%
Amrize Ltd	3.3%
Elevance Health	3.2%
JPMorgan Chase	3.2%
Sempra	3.2%
Chevron	3.1%
Union Pacific	3.0%
Delta Air Lines	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000070602
Shareholder Report [Line Items]
Fund Name	Cambiar Small Cap Fund
Class Name	Institutional Class Shares
Trading Symbol	CAMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Cambiar Small Cap Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Small Cap Fund, Institutional Class Shares	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

U.S. equity markets continued to move higher over the past twelve months, overcoming a rather sharp drawdown in response to the initial tariff rollouts (i.e., Liberation Day). While large cap stocks continue to pace the broad market advance, smaller cap companies have begun to close the gap in recent months. A lagging asset class for much of this cycle, small caps should be outsized beneficiaries from the anticipated continued easing cycle in interest rates, given their higher debt ratios vs. large caps.

The Cambiar Small Cap Fund posted a solid gain for the trailing one-year period, while falling short of the Russell 2000 Value Index (the Fund’s performance benchmark). Given the underlying risk-on bias in the market and subsequent leadership of more speculative businesses that do not meet our quality and valuation criteria, we view performance for the period to be relatively in line with expectations.

The Fund registered strong returns in the Consumer Discretionary sector, with Sportradar Group and Frontdoor, Inc. two notable highlights in the period. Additional positive contributors included stock selection within Utilities, as well as an overweight allocation to Technology, which was the top-performing sector (by a wide margin).

Holdings within the Healthcare sector comprised the largest detraction from relative performance, with Globus Medical and Align Technology two individual laggards for the period. We remain constructive on the investment case and associated return outlook for both companies. Globus is a medical device company, with a focus on spine treatments. (The stock rallied sharply in response to strong earnings in November – thus outside the reporting period for this report). Align is the leading manufacturer of clear aligners (i.e., Invisalign) in orthodontics. The company cut revenue guidance during 3Q in response to an unexpected slowdown in the number of prospective patients converted to final cases. We believe the longer-term growth opportunity for Align is intact, as 80% of teen cases are still performed with traditional wires/brackets. The company has unmatched scale, technology and marketing advantages vs peers, in addition to a net cash balance sheet.

While not at euphoric levels, equity markets reflect an abundance of optimism and heightened expectations. The Cambiar team remains focused on our core objective of providing attractive risk-adjusted returns by owning high quality businesses that are trading at reasonable valuations. Portfolio construction continues to emphasize diversification and a prudent balance of offense and defense. We remain active in trimming exposures where the risk/reward appears stretched vs. historical peak/trough levels, and deploying capital to new investments that meet our quality and valuation criteria.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Cambiar Small Cap Fund, Institutional Class Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 2000 Value Benchmark Index (USD) (TR)Footnote Reference*	Russell 2000 Index (USD) (TR)Footnote Reference*
Apr/15	$10,000	$10,000	$10,000	$10,000
Apr/16	$8,770	$9,982	$9,629	$9,406
Apr/17	$10,037	$11,837	$12,246	$11,816
Oct/17	$10,421	$12,893	$12,925	$12,763
Oct/18	$10,391	$13,744	$12,848	$12,999
Oct/19	$11,676	$15,598	$13,262	$13,637
Oct/20	$11,017	$17,181	$11,416	$13,618
Oct/21	$15,553	$24,723	$18,756	$20,536
Oct/22	$14,432	$20,639	$16,744	$16,728
Oct/23	$13,650	$22,369	$15,081	$15,296
Oct/24	$16,870	$30,837	$19,872	$20,508
Oct/25	$18,254	$37,255	$21,835	$23,463

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Cambiar Small Cap Fund, Institutional Class Shares	8.20%	10.63%	7.00%
Russell 3000 Index (USD) (TR)Footnote Reference*	20.81%	16.74%	14.08%
Russell 2000 Value Benchmark Index (USD) (TR)Footnote Reference*	9.87%	13.85%	8.66%
Russell 2000 Index (USD) (TR)Footnote Reference*	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 65,916,035
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 435,922
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$65,916,035	40	$435,922	26%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.6%
Energy	2.4%
Real Estate	4.5%
Utilities	4.6%
Short-Term Investment	5.3%
Industrials	11.3%
Consumer Discretionary	12.6%
Health Care	15.1%
Information Technology	17.8%
Financials	24.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Tower Semiconductor	3.8%
Rambus	3.5%
BorgWarner	3.2%
First American Financial	2.9%
RenaissanceRe Holdings	2.9%
Globus Medical, Cl A	2.9%
NETSTREIT	2.8%
United Community Banks	2.7%
US Physical Therapy	2.7%
Frontdoor	2.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000015899
Shareholder Report [Line Items]
Fund Name	Cambiar Small Cap Fund
Class Name	Investor Class Shares
Trading Symbol	CAMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Cambiar Small Cap Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Small Cap Fund, Investor Class Shares	$116	1.12%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

U.S. equity markets continued to move higher over the past twelve months, overcoming a rather sharp drawdown in response to the initial tariff rollouts (i.e., Liberation Day). While large cap stocks continue to pace the broad market advance, smaller cap companies have begun to close the gap in recent months. A lagging asset class for much of this cycle, small caps should be outsized beneficiaries from the anticipated continued easing cycle in interest rates, given their higher debt ratios vs. large caps.

The Cambiar Small Cap Fund posted a solid gain for the trailing one-year period, while falling short of the Russell 2000 Value Index (the Fund’s performance benchmark). Given the underlying risk-on bias in the market and subsequent leadership of more speculative businesses that do not meet our quality and valuation criteria, we view performance for the period to be relatively in line with expectations.

The Fund registered strong returns in the Consumer Discretionary sector, with Sportradar Group and Frontdoor, Inc. two notable highlights in the period. Additional positive contributors included stock selection within Utilities, as well as an overweight allocation to Technology, which was the top-performing sector (by a wide margin).

Holdings within the Healthcare sector comprised the largest detraction from relative performance, with Globus Medical and Align Technology two individual laggards for the period. We remain constructive on the investment case and associated return outlook for both companies. Globus is a medical device company, with a focus on spine treatments. (The stock rallied sharply in response to strong earnings in November – thus outside the reporting period for this report). Align is the leading manufacturer of clear aligners (i.e., Invisalign) in orthodontics. The company cut revenue guidance during 3Q in response to an unexpected slowdown in the number of prospective patients converted to final cases. We believe the longer-term growth opportunity for Align is intact, as 80% of teen cases are still performed with traditional wires/brackets. The company has unmatched scale, technology and marketing advantages vs peers, in addition to a net cash balance sheet.

While not at euphoric levels, equity markets reflect an abundance of optimism and heightened expectations. The Cambiar team remains focused on our core objective of providing attractive risk-adjusted returns by owning high quality businesses that are trading at reasonable valuations. Portfolio construction continues to emphasize diversification and a prudent balance of offense and defense. We remain active in trimming exposures where the risk/reward appears stretched vs. historical peak/trough levels, and deploying capital to new investments that meet our quality and valuation criteria.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Cambiar Small Cap Fund, Investor Class Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 2000 Value Benchmark Index (USD) (TR)Footnote Reference*	Russell 2000 Index (USD) (TR)Footnote Reference*
Apr/15	$10,000	$10,000	$10,000	$10,000
Apr/16	$8,749	$9,982	$9,629	$9,406
Apr/17	$9,985	$11,837	$12,246	$11,816
Oct/17	$10,365	$12,893	$12,925	$12,763
Oct/18	$10,326	$13,744	$12,848	$12,999
Oct/19	$11,582	$15,598	$13,262	$13,637
Oct/20	$10,915	$17,181	$11,416	$13,618
Oct/21	$15,368	$24,723	$18,756	$20,536
Oct/22	$14,237	$20,639	$16,744	$16,728
Oct/23	$13,444	$22,369	$15,081	$15,296
Oct/24	$16,572	$30,837	$19,872	$20,508
Oct/25	$17,897	$37,255	$21,835	$23,463

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Cambiar Small Cap Fund, Investor Class Shares	7.99%	10.40%	6.80%
Russell 3000 Index (USD) (TR)Footnote Reference*	20.81%	16.74%	14.08%
Russell 2000 Value Benchmark Index (USD) (TR)Footnote Reference*	9.87%	13.85%	8.66%
Russell 2000 Index (USD) (TR)Footnote Reference*	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 65,916,035
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 435,922
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$65,916,035	40	$435,922	26%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.6%
Energy	2.4%
Real Estate	4.5%
Utilities	4.6%
Short-Term Investment	5.3%
Industrials	11.3%
Consumer Discretionary	12.6%
Health Care	15.1%
Information Technology	17.8%
Financials	24.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Tower Semiconductor	3.8%
Rambus	3.5%
BorgWarner	3.2%
First American Financial	2.9%
RenaissanceRe Holdings	2.9%
Globus Medical, Cl A	2.9%
NETSTREIT	2.8%
United Community Banks	2.7%
US Physical Therapy	2.7%
Frontdoor	2.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000148331
Shareholder Report [Line Items]
Fund Name	Cambiar SMID Fund
Class Name	Institutional Class Shares
Trading Symbol	CAMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Cambiar SMID Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar SMID Fund, Institutional Class Shares	$82	0.85%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Cambiar SMID Fund trailed the strategy’s Russell 2500 Value Index benchmark by a wide margin for the trailing one-year period, in the process hampering the Fund’s longer-term performance record. To say that we are disappointed with our inability to participate in the market’s upside move would be a dramatic understatement. Is the investment approach that had produced an enviable track record from the 2017-2023 timeframe no longer relevant in today’s market environment, or are we in a period of extreme disconnect as it relates to valuations and investor risk appetite?

As is always the case, performance vs. an assigned benchmark is a function of commission and omission. After providing strong downside protection in the market drawdown during the first quarter, the Fund then fell behind in the risk-on environment that has paced the market in more recent quarters. The Fund certainly held a number of positions that have not performed as expected; examples here include Align Technology, WillScot Holdings, and Masco Corporation. In each of these cases, we are continuing to hold.

What we did not own has been an even bigger performance headwind during the period. Consistent with Cambiar’s Quality/Price/Discipline approach, the SMID Fund continues to own companies that have a track record of profits/cashflow and strong balance sheets, while avoiding more speculative businesses. This approach has been at direct odds with a market where the top performing factors were residual volatility, beta and momentum. To compound matters, Earnings Quality (a factor that we are overweight) has been the poorest-performing factor over the past year. When names like Oklo and Carvana are in your index and driving returns (neither of which we own for a variety of reasons), it speaks to the risk-on fervor in the markets.

There has been no shortage of introspection within the team as it relates to implementation of our Quality/Price/Discipline process. More specifically, is there an opportunity to bring in the tails – such that the Fund can remain within the desired quality and profit metrics, but perhaps demonstrate improved participation in up markets? The team did make some positioning changes on the margins; for example, we reduced our allocation to the more defensive Healthcare sector and added to select businesses in Financials, Consumer and Industrials. Yet the last thing we want to do is engage in a chasing exercise. Despite the Fund’s more recent performance shortfall, we continue to have conviction in our approach, and look forward to generating improved results in the coming quarters/years.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Cambiar SMID Fund, Institutional Class Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 2500 Value Benchmark Index (USD) (TR)Footnote Reference*	Russell 2500 Index (USD)
Apr/15	$10,000	$10,000	$10,000	$10,000
Apr/16	$8,973	$9,982	$9,805	$9,573
Apr/17	$11,012	$11,837	$11,830	$11,554
Oct/17	$11,489	$12,893	$12,403	$12,455
Oct/18	$12,203	$13,744	$12,437	$12,804
Oct/19	$14,117	$15,598	$13,195	$13,937
Oct/20	$13,649	$17,181	$11,623	$14,231
Oct/21	$19,678	$24,723	$18,381	$21,266
Oct/22	$18,562	$20,639	$16,422	$17,528
Oct/23	$18,833	$22,369	$15,611	$16,717
Oct/24	$22,117	$30,837	$20,672	$22,247
Oct/25	$20,715	$37,255	$22,762	$24,903

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Cambiar SMID Fund, Institutional Class Shares	-6.34%	8.70%	8.04%
Russell 3000 Index (USD) (TR)Footnote Reference*	20.81%	16.74%	14.08%
Russell 2500 Value Benchmark Index (USD) (TR)Footnote Reference*	10.11%	14.39%	9.02%
Russell 2500 Index (USD)	11.94%	11.84%	9.99%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 55,333,265
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 547,479
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$55,333,265	39	$547,479	47%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.0%
Materials	2.4%
Real Estate	2.5%
Consumer Staples	2.5%
Energy	2.9%
Exchange-Traded Fund	5.1%
Utilities	7.7%
Consumer Discretionary	7.9%
Information Technology	13.5%
Industrials	14.1%
Health Care	17.6%
Financials	23.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
iShares Core S&P Mid-Capital ETF	5.0%
Lattice Semiconductor	3.2%
BorgWarner	3.0%
Lincoln Electric Holdings	2.9%
Amdocs	2.9%
HF Sinclair	2.9%
Prosperity Bancshares	2.9%
Globus Medical, Cl A	2.8%
Pinnacle West Capital	2.8%
Webster Financial	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000101540
Shareholder Report [Line Items]
Fund Name	Cambiar SMID Fund
Class Name	Investor Class Shares
Trading Symbol	CAMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Cambiar SMID Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar SMID Fund, Investor Class Shares	$92	0.95%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Cambiar SMID Fund trailed the strategy’s Russell 2500 Value Index benchmark by a wide margin for the trailing one-year period, in the process hampering the Fund’s longer-term performance record. To say that we are disappointed with our inability to participate in the market’s upside move would be a dramatic understatement. Is the investment approach that had produced an enviable track record from the 2017-2023 timeframe no longer relevant in today’s market environment, or are we in a period of extreme disconnect as it relates to valuations and investor risk appetite?

As is always the case, performance vs. an assigned benchmark is a function of commission and omission. After providing strong downside protection in the market drawdown during the first quarter, the Fund then fell behind in the risk-on environment that has paced the market in more recent quarters. The Fund certainly held a number of positions that have not performed as expected; examples here include Align Technology, WillScot Holdings, and Masco Corporation. In each of these cases, we are continuing to hold.

What we did not own has been an even bigger performance headwind during the period. Consistent with Cambiar’s Quality/Price/Discipline approach, the SMID Fund continues to own companies that have a track record of profits/cashflow and strong balance sheets, while avoiding more speculative businesses. This approach has been at direct odds with a market where the top performing factors were residual volatility, beta and momentum. To compound matters, Earnings Quality (a factor that we are overweight) has been the poorest-performing factor over the past year. When names like Oklo and Carvana are in your index and driving returns (neither of which we own for a variety of reasons), it speaks to the risk-on fervor in the markets.

There has been no shortage of introspection within the team as it relates to implementation of our Quality/Price/Discipline process. More specifically, is there an opportunity to bring in the tails – such that the Fund can remain within the desired quality and profit metrics, but perhaps demonstrate improved participation in up markets? The team did make some positioning changes on the margins; for example, we reduced our allocation to the more defensive Healthcare sector and added to select businesses in Financials, Consumer and Industrials. Yet the last thing we want to do is engage in a chasing exercise. Despite the Fund’s more recent performance shortfall, we continue to have conviction in our approach, and look forward to generating improved results in the coming quarters/years.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Cambiar SMID Fund, Investor Class Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 2500 Value Benchmark Index (USD) (TR)Footnote Reference*	Russell 2500 Index (USD)
Apr/15	$10,000	$10,000	$10,000	$10,000
Apr/16	$8,973	$9,982	$9,805	$9,573
Apr/17	$11,006	$11,837	$11,830	$11,554
Oct/17	$11,482	$12,893	$12,403	$12,455
Oct/18	$12,194	$13,744	$12,437	$12,804
Oct/19	$14,097	$15,598	$13,195	$13,937
Oct/20	$13,616	$17,181	$11,623	$14,231
Oct/21	$19,616	$24,723	$18,381	$21,266
Oct/22	$18,490	$20,639	$16,422	$17,528
Oct/23	$18,745	$22,369	$15,611	$16,717
Oct/24	$21,991	$30,837	$20,672	$22,247
Oct/25	$20,573	$37,255	$22,762	$24,903

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Cambiar SMID Fund, Investor Class Shares	-6.45%	8.61%	7.97%
Russell 3000 Index (USD) (TR)Footnote Reference*	20.81%	16.74%	14.08%
Russell 2500 Value Benchmark Index (USD) (TR)Footnote Reference*	10.11%	14.39%	9.02%
Russell 2500 Index (USD)	11.94%	11.84%	9.99%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 55,333,265
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 547,479
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$55,333,265	39	$547,479	47%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.0%
Materials	2.4%
Real Estate	2.5%
Consumer Staples	2.5%
Energy	2.9%
Exchange-Traded Fund	5.1%
Utilities	7.7%
Consumer Discretionary	7.9%
Information Technology	13.5%
Industrials	14.1%
Health Care	17.6%
Financials	23.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
iShares Core S&P Mid-Capital ETF	5.0%
Lattice Semiconductor	3.2%
BorgWarner	3.0%
Lincoln Electric Holdings	2.9%
Amdocs	2.9%
HF Sinclair	2.9%
Prosperity Bancshares	2.9%
Globus Medical, Cl A	2.8%
Pinnacle West Capital	2.8%
Webster Financial	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/